UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2007

Date of reporting period:	January 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Performance & Statistics	2-3

Schedules of Investments	4-28

Statements of Assets and Liabilities	29

Statements of Operations	30

Statements of Changes in Net Assets	31

Statements of Cash Flows	32

Notes to Financial Statements	33-46

Financial Highlights	47-48

Annual Shareholder Meeting Results	49

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Letter to Shareholders

March 9, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund (collectively the “Funds”) for the six-month period ended January 31, 2007.

During the reporting period, the Federal Reserve (the “Fed”) held short-term interest rates steady five times at 5.25%. This came after raising rates 17 times from June 2004 through June 2006. At its meeting on January 31, 2007, the Fed noted that recent indicators suggested somewhat firmer economic growth and tentative signs of stabilization in the housing market. In this environment, during the period, the Funds increased dividends to shareholders.

Please refer to the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site at www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel

Chairman	President & Chief Executive Officer

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 1

PIMCO Floating Rate Income Fund Performance & Statistics

January 31, 2007 (unaudited)

*                 For the six months ended January 31, 2007 PIMCO Floating Rate income Fund returned 6.17% on net asset value (NAV) and 10.02% on market price.

*                 The three-month London Interbank Offered Rate (“LIBOR”) held relatively steady, decreasing by only 11 basis points to end the reporting period at 5.36%. The trend was positive for floating-rate securities, which typically pay interest at a spread over LIBOR.

*                 An emphasis on the cable/pay TV sector, which outperformed the leveraged loan market during the six-month period, benefited Fund performance.

*                 A relatively large weight in B-rated issues (64.0%) added to returns as the middle tier of the leveraged loan market outpaced both the upper and lower rated quality tiers.

*                 As the retail sector outperformed the overall leveraged loan market by nearly 50 basis points, a relatively small weighting to this sector detracted from performance.

*                 As chemical company issues slightly underperformed, a larger-than-market weighting to the sector hindered somewhat on performance.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six months	10.02%	6.17%
1 Year	23.64%	9.88%
Commencement of Operations (8/29/03) to 1/31/07	8.87%	7.35%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/07	Market Price	$20.78
Market Price	NAV	$19.35
NAV	Premium to NAV	7.39%
	Market Price Yield(2)	8.51%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2007.

2 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Performance & Statistics

January 31, 2007 (unaudited)

*                 For the six months ended January 31, 2007 PIMCO Floating Rate Strategy Fund returned 6.18% on net asset value (NAV) and 9.84% on market price.

*                 The three-month London Interbank Offered Rate (“LIBOR”) held relatively steady, decreasing by only 11 basis points to end the reporting period at 5.36%. The trend was positive for floating-rate securities, which typically pay interest at a spread over LIBOR.

*                 An emphasis on the cable/pay TV sector, which outperformed the leveraged loan market during the six-month period, benefited Fund performance.

*                 A relatively large weighting in B-rated issues (73.0%) added to returns as the middle tier of the leveraged loan market outpaced both the upper and lower rated quality tiers.

*                 As the paper/packaging sector outperformed the overall leveraged loan market, a relatively small weighting to this sector hindered performance.

*                 As chemical company issues slightly underperformed, a larger-than-market weighting to the sector detracted from Fund performance.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six months	9.84%	6.18%
1 Year	17.94%	10.36%
Commencement of Operations (10/29/04) to 1/31/07	7.36%	7.59%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/07	Market Price	$19.36
Market Price	NAV	$18.68
NAV	Premium to NAV	3.64%
	Market Price Yield(2)	8.87%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at January 31, 2007.

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 3

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited)

Principal Amount (000)		Value
SENIOR LOANS (a) (b) (c) – 70.3%

Aerospace – 0.4%
$1,621	K & F Industries, Inc., 7.32%, 11/18/12, Term C	$1,628,685
750	TransDigm Group, Inc., 7.366%, 6/23/13, Term B	755,156
		2,383,841
Airlines – 1.1%
3,000	Northwest Airlines Corp., 7.85%, 8/22/08	2,992,500
	United Airlines, Inc.,
2,612	9.12%, 2/1/12, Term B (f)	2,621,396
373	11.00%, 1/9/11, Term DD	374,724
		5,988,620
Apparel & Textiles – 0.3%
	Simmons Co., Term C,
813	7.375%, 12/19/11	820,907
945	7.438%, 12/19/11	954,028
		1,774,935
Automotive – 1.6%
5,000	Ford Motor Corp., 8.36%, 11/29/13, Term B	5,071,180
	Hertz Corp.,
223	5.365%, 12/21/12	224,471
792	7.30%, 12/21/12, Term B	798,268
792	7.32%, 12/21/12, Term B	798,206
1,173	7.35%, 12/21/12, Term B	1,182,533
	Lear Corp.,
697	7.864%, 3/23/12	704,986
300	7.87%, 3/23/12	303,437
		9,083,081
Automotive Products – 3.2%
	Cooper Standard Automotive, Inc.,
1,658	7.875%, 12/31/11, Term B	1,667,371
3,532	7.875%, 12/31/11, Term C	3,553,143
2,500	Delphi Corp., 8.125%, 12/31/07, Term C	2,501,175
	Goodyear Tire & Rubber Co.,
4,000	8.14%, 4/30/10	4,050,832
1,000	8.89%, 4/1/11	1,008,839
2,667	Polypore, Inc., 8.32%, 11/12/11, Term B	2,687,211
	Tenneco Automotive, Inc.,
789	7.32%, 12/12/10, Term B1	794,954
1,796	7.36%, 12/12/10, Term B	1,809,667
		18,073,192
Banking – 0.4%
	Aster Co., Ltd.,
1,092	7.872%, 9/19/13, Term B1	1,095,175
1,132	8.372%, 9/19/14, Term C1	1,146,146
		2,241,321

4 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Building/Construction – 2.0%
	Masonite International Corp., Term B,
$3,426	7.36%, 4/6/13	$3,414,694
13	7.364%, 4/6/13	13,176
4,846	Nortek, Inc., 7.35%, 8/27/11	4,859,791
2,854	UGS Corp., 7.11%, 3/31/12, Term B	2,860,983
		11,148,644
Chemicals – 4.3%
	Basell NV,
€99	5.876%, 9/15/13, Term B	130,901
€432	5.876%, 9/15/13, Term B1	569,199
€123	5.876%, 9/15/13, Term B5	161,502
€774	5.942%, 9/15/13, Term B	1,019,237
€129	5.942%, 9/15/13, Term B6	169,633
€319	6.626%, 9/15/14, Term C	420,936
€240	6.626%, 9/15/14, Term C4	316,745
€123	6.626%, 9/15/14, Term C5	162,132
€492	6.692%, 9/15/14, Term C	650,287
€255	6.692%, 9/15/14, Term C4	336,715
€129	6.692%, 9/15/14, Term C6	170,993
$2,767	Celanese AG, 7.117%, 4/6/11, Term B	2,786,696
	Cognis BV,
1,150	8.104%, 5/12/12, Term B1	1,161,090
1,992	8.604%, 5/12/13, Term C1	2,015,202
€1,480	Cognis Deutschland GMBH, 5.782%, 5/12/11, Term A	1,924,433
$773	Huntsman International LLC, 7.07%, 8/10/12	777,714
	INEOS Group Ltd.,
4,500	7.611%, 10/7/12, Term A4	4,527,000
742	7.611%, 10/7/13, Term B1	752,840
742	8.111%, 10/7/14, Term C1	755,813
1,980	KRATON Polymers Group LLC, 7.375%, 5/11/13	1,997,350
3,440	VWR International, Inc., 7.61%, 4/7/11, Term B	3,452,203
		24,258,621
Commercial Products – 1.2%
	iPayment, Inc.,
194	7.32%, 12/27/12	193,811
798	7.36%, 12/27/12	796,828
	Rexel S.A.,
1,000	6.929%, 4/18/14, Term C1	1,011,953
1,000	7.611%, 11/3/13, Term B1	1,007,875
	Sigmakalon,
€954	5.722%, 6/30/12, Term A	1,239,067
€1,000	6.222%, 9/19/12, Term B1	1,310,939
€671	6.972%, 9/19/13, Term C	883,231
€269	6.972%, 9/19/13, Term C1	353,452
		6,797,156
Computer Services – 1.1%
$2,929	PanAmSat Corp., 7.485%, 6/30/11, Term A	2,948,125
3,448	SunGard Data Systems, Inc., 7.875%, 2/11/13	3,483,592
		6,431,717

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 5

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Computer Software – 1.9%
	Infor Global Solutions,
$1,966	9.12%, 8/1/12	$1,986,657
1,026	9.12%, 8/1/12, Term DD	1,034,464
3,000	Riverdeep Interactive, 11.066%, 12/21/07	2,988,277
	Spectrum Brands Corp., Term B,
116	8.57%, 2/6/12	116,345
251	8.57%, 2/7/12	251,946
458	8.62%, 2/6/12	460,265
	Worldspan L.P., Term B,
2,000	8.57%, 12/7/13	2,012,500
2,000	8.595%, 12/7/13	2,012,500
		10,862,954
Consumer Products – 1.9%
1,081	Eastman Kodak Co., 7.57%, 10/18/12, Term B	1,085,494
1,990	Education Management Corp., 7.875%, 5/23/13, Term B	2,010,397
3,577	Jarden Corp., 7.364%, 1/24/12, Term B1	3,589,623
	National Mentor, Inc.,
56	5.349%, 6/30/13	56,333
1,000	7.50%, 6/30/12	1,005,938
319	7.86%, 6/30/13, Term B	321,158
620	7.87%, 6/30/13, Term B	623,699
	Rayovac Corp., Term B,
166	8.57%, 2/7/12	166,633
200	8.59%, 2/6/12	200,703
1,260	8.61%, 2/7/12	1,265,728
321	8.63%, 2/7/12	322,185
		10,647,891
Containers & Packaging – 3.9%
5,390	Graham Packaging Co., 7.625%, 10/7/11, Term B	5,441,496
	Graphic Packaging Corp., Term C,
47	7.82%, 8/9/10	47,882
1,734	7.86%, 8/8/10	1,755,673
993	7.86%, 8/9/10	1,005,522
268	7.87%, 8/8/10	271,331
284	7.87%, 8/9/10	287,292
3,527	Horizon Lines LLC, 7.62%, 7/7/11	3,546,221
	Intertape Polymer Group, Inc., Term B,
904	8.043%, 7/28/11	906,574
375	8.10%, 7/28/11	376,172
188	8.11%, 7/28/11	188,086
	JSG Packaging,
1,000	7.735%, 11/29/13	1,010,284
1,000	8.235%, 11/29/14	1,009,943
	Smurfit-Stone Container,
742	5.215%, 11/1/10	749,939
572	7.625%, 11/1/10, Term C	577,627
2,934	7.625%, 11/1/11, Term B	2,964,322
1,217	7.625%, 11/1/11, Term C	1,228,993
544	7.625%, 11/1/11, Term C-1	549,900
		21,917,257

6 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Diversified Manufacturing – 0.2%
	Invensys PLC,
$479	7.36%, 7/17/13, Term Y1	$483,348
521	7.36%, 7/17/13, Term Z1	524,777
		1,008,125
Drugs & Medical Products – 1.5%
	Nycomed Holdings,
€2,000	6.00%, 12/29/16, Term B	2,602,286
€2,000	7.50%, 12/20/15, Term C	2,608,647
	Warner Chilcott PLC,
$1,217	7.36%, 1/18/12, Term B	1,224,316
1,105	7.614%, 1/18/12, Term B	1,111,232
637	7.614%, 1/18/12, Term C	641,224
580	7.617%, 1/4/12	583,703
		8,771,408
Electronics – 1.2%
3,000	Sanmina-SCI Corp., 7.875%, 1/31/08	3,012,750
4,000	Spansion, Inc., 8.375%, 10/30/12, Term B	4,022,500
		7,035,250
Energy – 3.5%
	Alon USA Energy, Inc.,
211	7.57%, 6/8/13, Term DD	212,299
207	7.57%, 6/8/13, Term 2	207,829
11	7.62%, 6/8/13, Term DD	10,615
673	7.62%, 6/8/13, Term 1	677,121
889	7.681%, 6/8/13	893,889
	Covanta Energy Corp.,
780	5.303%, 6/24/12	785,366
135	7.57%, 6/30/12	136,308
58	7.57%, 6/30/12, Term B	58,543
361	7.616%, 6/30/12, Term B	363,722
1	9.50%, 6/30/12	1,407
975	10.82%, 5/12/13, Term DHC	996,328
	Edison Midwest, Term B,
921	6.83%, 4/27/11	924,368
618	6.88%, 4/27/11	620,083
675	7.31%, 4/27/11	677,272
3,131	Headwaters, Inc., 7.32%, 4/30/11, Term B	3,142,671
	NRG Energy, Inc.,
557	7.364%, 2/1/13	562,479
2,151	7.364%, 2/1/13, Term B	2,172,548
4,000	SandRidge Energy, Inc., 9.853%, 11/30/07	4,040,000
	Targa Resources, Inc.,
290	5.239%, 10/31/11	292,545
1,500	7.60%, 10/31/07	1,511,484
629	7.61%, 10/31/12, Term B	633,848
33	7.614%, 10/31/12, Term B	33,521
339	7.62%, 10/31/12, Term B	341,303
194	7.626%, 10/31/12, Term B	195,030
		19,490,579

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 7

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Entertainment – 2.8%
$1,980	AMC Entertainment, Inc., 7.445%, 1/5/13	$2,000,471
6,258	MGM Studios, 8.614%, 4/8/12, Term B	6,183,427
	Revolution Studios LLC,
1,000	7.82%, 12/25/12, Term A	1,007,500
2,500	9.07%, 12/25/14, Term B	2,518,750
	Warner Music Group, Inc., Term B,
196	7.309%, 2/28/11	196,843
920	7.36%, 2/28/11	926,045
2,125	7.37%, 2/28/11	2,138,408
929	7.40%, 2/28/11	935,400
194	7.409%, 2/28/11	194,875
		16,101,719
Financial Services – 1.1%
5,985	Nielson Finance, 8.125%, 8/9/13, Term B	6,039,410

Food Services – 1.5%
	Arby’s Restaurant Group, Inc., Term B,
925	7.595%, 7/25/12	934,854
1,757	7.60%, 7/25/12	1,775,275
938	7.61%, 7/25/12	947,598
1,485	Bolthouse Farms, Inc., 7.625%, 11/17/12, Term B	1,491,962
	Michael Foods, Inc., Term B,
3,239	7.35%, 11/21/10	3,254,782
296	7.387%, 11/21/10	297,716
		8,702,187
Healthcare & Hospitals – 5.8%
3,930	Community Health Systems, Inc., 7.12%, 8/19/11, Term B	3,941,315
	DaVita, Inc., Term B,
733	7.35%, 10/5/12	739,840
2,424	7.36%, 10/5/12	2,445,701
409	7.37%, 10/5/12	412,197
178	7.38%, 10/5/12	179,676
668	7.69%, 10/5/12	674,047
11,000	HCA, Inc., 8.114%, 11/17/13, Term B	11,112,662
5,970	HealthSouth Corp., 8.61%, 2/2/13	6,033,811
974	MultiPlan, Inc., 7.82%, 4/12/13, Term B	976,806
2,000	Psychiatric Solutions, Inc., 7.096%, 7/7/12, Term B	2,005,000
4,344	Renal Advantage, Inc., 7.86%, 10/6/12, Term B	4,381,869
		32,902,924
Hotels/Gaming – 0.9%
308	CCM Merger, Inc., 7.35%, 7/21/12, Term B	309,249
	MotorCity Casino, Term B,
2,868	7.364%, 7/21/12	2,879,110
770	7.37%, 7/21/12	773,123
1,000	Venetian Casino, 7.12%, 2/22/12, Term B	1,008,173
		4,969,655
Household Products – 0.7%
	Springer S.A. (f),
1,000	7.737%, 9/16/11, Term B2	1,013,125
2,800	8.112%, 9/16/12, Term C2	2,845,500
		3,858,625

8 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Leasing – 0.5%
	Rental Service Corp.,
$996	8.85%, 11/21/13	$1,014,709
504	8.87%, 11/21/13	506,632
	United Rentals, Inc.,
333	5.322%, 2/14/11, Term LC	336,310
733	7.35%, 2/14/11, Term B	740,781
		2,598,432
Machinery – 0.2%
611	Agco Corp., 7.07%, 6/15/09, Term B	614,651
	Mueller Industries, Inc., Term B,
190	7.32%, 9/28/12	191,944
488	7.36%, 9/28/12	491,378
76	7.364%, 9/28/12	76,525
		1,374,498
Manufacturing – 0.8%
	Bombardier, Inc., Term B,
2,696	7.86%, 6/26/13	2,714,178
304	8.00%, 6/26/13	305,823
1,252	Lucite International, 8.07%, 5/26/13, Term B	1,266,184
		4,286,185
Measuring Instruments – 0.0%
125	Dresser Rand, 7.32%, 10/29/11, Term B	125,633
Metals & Mining – 0.8%
3,000	Freeport-McMoRan Copper & Gold, Inc., 7.50%, 1/2/08 (e)(f)	2,988,279
	Novelis, Inc.,
1,037	7.61%, 1/7/12, Term B	1,041,308
597	7.61%, 1/7/12, Term B2	599,541
		4,629,128
Multi-Media – 6.9%
	American Media Operations, Inc.,
1,000	8.31%, 1/30/13	1,007,083
1,000	8.37%, 1/30/13	1,007,083
993	Atlantic Broadband, Inc., 8.10%, 8/4/12, Term B	1,007,803
	Cablevision Systems Corp., Term B,
1,543	7.11%, 3/29/13	1,548,675
164	7.12%, 3/29/13	164,547
5,500	Cebridge Connections, Inc., 7.61%, 11/5/13	5,539,534
10,500	Charter Communications Holdings LLC, 7.985%, 4/25/13, Term B	10,605,326
1,271	CSC Holdings, Inc., 7.11%, 2/24/13, Term B	1,273,018
6,000	NTL Investment, 7.36%, 1/6/13, Term B	6,040,446
2,970	Primedia, 7.57%, 9/30/13, Term B	2,965,670
3,930	Telcordia Technologies, Inc., 8.12%, 9/9/12, Term B	3,894,999
	Young Broadcasting, Inc., Term B,
20	7.875%, 11/3/12	20,088
948	7.938%, 5/2/12	950,814
2,976	7.938%, 11/3/12	2,986,360
		39,011,446

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 9

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Oil & Gas – 1.7%
$6,000	El Paso Corp., 5.048%, 6/15/09	$5,970,000
1,995	Newpark Resources, Inc., 8.615%, 8/17/11	2,014,950
	Vetco International,
750	8.059%, 1/16/12, Term B	755,344
750	8.559%, 1/16/13, Term C	756,375
		9,496,669
Paper/Paper Products – 1.1%
	Appleton Papers, Inc.,
1,005	7.62%, 6/9/10	1,010,943
951	7.63%, 6/11/10	956,608
	Buckeye Technologies, Inc.,
82	7.32%, 11/4/10, Term B	82,366
62	7.35%, 11/4/10, Term B	61,775
206	7.37%, 11/4/10, Term B	205,915
82	7.38%, 11/4/10, Term B1	82,366
144	7.42%, 4/15/10, Term B	144,141
136	7.42%, 11/4/10, Term B	136,357
162	7.43%, 11/4/10, Term B	162,158
247	7.50%, 11/4/10, Term B	247,098
	Georgia-Pacific Corp., Term B,
155	7.345%, 12/20/12	156,310.00
2,476	7.353%, 12/20/12	2,500,952
587	7.364%, 12/20/12	590,642
		6,337,631
Printing/Publishing – 0.5%
	RH Donnelly Corp., Term D (f),
117	6.85%, 6/30/11	117,434
147	6.86%, 6/30/11	146,792
629	6.87%, 6/30/11	628,688
	Seat Pagine Gialle SpA,
€1,000	3.531%, 5/25/12, Term A	1,301,549
€693	3.531%, 6/8/13, Term B	910,049
		3,104,512
Real Estate – 0.5%
$1,627	Host Marriott L.P., 7.38%, 9/10/08	1,603,004
1,000	Verso Paper Holdings LLC, 10.00%, 2/1/13	1,002,500
		2,605,504
Recreation – 2.6%
	Amadeus Global Travel,
2,573	8.114%, 4/8/13, Term B	2,596,534
177	8.114%, 4/8/13, Term B2	179,104
2,573	8.614%, 4/8/14, Term C	2,606,716
177	8.614%, 4/8/14, Term C2	179,807
3,980	Cedar Fair L.P., 7.82%, 6/13/12	4,025,026
	Six Flags Theme Parks, Inc., Term B,
1,106	8.61%, 6/30/09	1,119,708
660	8.62%, 6/30/09	667,975
	Travelport,
297	7.864%, 8/1/13	299,617
3,028	8.364%, 8/22/13, Term CD	3,050,840
		14,725,327

10 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Retail – 1.4%
$3,783	Jean Coutu Group, Inc., 7.875%, 7/30/11	$3,793,064
	Neiman Marcus Group, Inc.,
20	7.595%, 4/6/13	20,233
1,340	7.603%, 4/6/13	1,355,651
3,000	Rite Aid Corp., 9.00%, 11/8/13 (e)	2,985,000
		8,153,948
Semi-Conductors – 0.2%
924	On Semiconductor Corp., 7.617%, 12/3/11, Term G	926,975
Telecommunications – 4.9%
3,354	Cablecom GMBH, 4.771%, 4/15/11, Term A	2,691,612
	Centennial Cellular Communications Corp., Term B,
4,403	7.614%, 2/9/11	4,441,405
263	7.62%, 1/20/11	265,610
	Consolidated Communications, Inc., Term B,
3,390	7.368%, 9/18/11	3,408,287
1,053	7.373%, 10/14/11	1,059,072
	eircom Group PLC,
€1,200	5.933%, 7/17/14, Term B	1,561,708
€1,200	6.308%, 7/17/15, Term C	1,576,561
	Hawaiian Telcom Communications, Inc.,
$2,500	7.62%, 4/30/12, Term A	2,497,395
1,987	7.62%, 10/31/12, Term B	1,985,012
2,500	Intelsat Ltd., 6.00%, 2/15/14 (e)(f)	2,489,452
	Nordic Telephone Co. Holdings ApS,
€2,200	6.079%, 11/30/14, Term B	2,893,325
€2,200	6.579%, 11/30/14, Term C	2,903,145
	Valor Telecommunications Enterprises LLC,
$26	7.249%, 2/15/12, Term B	26,522
		27,799,106
Transportation – 0.5%
2,962	Fleetpride Corp., 8.586%, 6/6/13, Term B	2,979,164
Utilities – 1.5%
	AES Corp., Term B,
786	7.19%, 4/30/08	788,251
786	7.50%, 8/10/11	788,252
	Reliant Energy, Inc.,
3,000	5.187%, 12/1/10, Term LC	3,030,000
4,000	7.695%, 12/1/10, Term B	4,040,000
		8,646,503
Waste Disposal – 1.0%
	Allied Waste North America, Inc.,
1,679	5.322%, 1/15/12	1,689,828
718	7.12%, 1/15/12	721,953
80	7.13%, 1/15/12	80,517
604	7.15%, 1/15/12	607,056
2,103	7.17%, 1/15/12	2,114,290
342	7.21%, 1/15/12	343,678
		5,557,322

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 11

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)			Value

Wholesale – 0.7%
	Roundy’s, Inc., Term B,
$2,000	8.13%, 10/27/11		$2,020,500
1,960	8.36%, 10/27/11		1,980,090
			4,000,590
Wire & Cable Products – 2.0%
	Pirelli Cable S.A.,
€1,500	5.785%, 6/23/13, Term B		1,957,704
€1,000	6.159%, 6/23/13, Term B		1,304,323
€1,000	6.659%, 6/23/14, Term C		1,307,572
	UPC Broadband Holding BV,
€2,750	6.103%, 3/31/13, Term J1		3,027,147
€2,312	6.103%, 12/31/13, Term K1		3,600,519
			11,197,265
Total Senior Loans (cost-$394,448,907)			398,044,950

CORPORATE BONDS & NOTES – 23.0%
		Credit Rating (Moody’s/S&P)

Airlines – 0.3%
	JetBlue Airways Corp., FRN,
1,164	8.474%, 5/15/10, Ser. 04-2	Ba3/BB-	1,170,946
404	9.61%, 3/15/08, Ser. 04-1	Ba3/BB-	409,022
			1,579,968
Apparel & Textiles – 0.4%
2,500	Hanesbrands, Inc., 8.735%, 12/15/14, FRN (d)	B2/B-	2,581,250
Automotive Products – 0.7%
4,000	Goodyear Tire & Rubber Co., 9.14%, 12/1/09, FRN (d)	B2/B-	4,050,000
Banking – 0.5%
£1,464	Royal Bank of Scotland PLC, 6.00%, 4/6/11 (b)(f)	NR/NR	2,834,627
Building/Construction – 0.7%
€3,000	Grohe Holding GmbH, 6.622%, 1/15/14, FRN	B2/B	3,920,377
Computer Services – 0.4%
$2,000	SunGard Data Systems, Inc., 9.973%, 8/15/13, FRN	Caa1/B-	2,095,000
Financial Services – 3.8%
2,500	Chukchansi Economic Dev. Auth., 8.877%, 11/15/12, FRN (d)	B2/BB-	2,578,125
3,000	Ford Motor Credit Co., 8.11%, 1/13/12, FRN	B1/B	3,015,984
7,000	General Motors Acceptance Corp., 7.569%, 12/1/14, FRN	Ba1/BB+	7,372,036
€3,000	Hellas Telecommunications Luxembourg V, 7.257%, 10/15/12, FRN	B1/B	4,020,175
	Universal City Florida Holding Co.,
$2,000	8.375%, 5/1/10	B3/B-	2,047,500
2,500	10.121%, 5/1/10, FRN	B3/B-	2,593,750
			21,627,570
Food Services – 0.3%
1,750	Aramark Corp., 8.86%, 2/1/15, FRN (d)	B3/B-	1,793,750
Healthcare & Hospitals – 0.8%
3,000	Cdrv Investors, Inc., 9.86%, 12/1/11, FRN (d)	Caa1/CCC+	2,962,500
1,500	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CC	1,563,750
			4,526,250

12 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Hotels/Gaming—0.3%
$2,000	Mandalay Resort Group, 7.625%, 7/15/13	B1/B+	$1,990,000
Insurance – 0.3%
1,500	Parametric Re Ltd., 9.69%, 5/19/08, FRN (d)	Ba2/NR	1,513,500
Manufacturing – 0.8%
€3,250	Bombardier, Inc., 6.709%, 11/15/13, FRN (d)	Ba2/BB	4,334,074
Multi-Media – 3.4%
	Cablevision Systems Corp., Ser. B,
$2,000	8.00%, 4/15/12	B3/B+	2,027,500
5,000	9.87%, 4/1/09, FRN	B3/B+	5,325,000
	CCO Holdings LLC,
1,000	8.75%, 11/15/13	Caa1/CCC-	1,035,000
4,000	9.485%, 12/15/10, FRN	Caa1/CCC-	4,100,000
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa2/CCC-	4,175,000
1,800	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	1,892,250
1,000	Paxson Communications Corp., 11.61%, 1/15/13, FRN (d)	Caa2/CCC-	1,045,000
			19,599,750
Paper/Paper Products – 1.9%
	Abitibi-Consolidated, Inc.,
2,000	5.25%, 6/20/08	B2/B+	1,977,500
1,000	8.86%, 6/15/11, FRN	B2/B+	1,007,500
3,000	Boise Cascade LLC, 8.235%, 10/15/12, FRN	B1/B+	3,030,000
1,000	Bowater, Inc., 8.36%, 3/15/10, FRN	B2/B+	1,015,000
3,500	Verso Paper Holdings LLC, 9.121%, 8/1/14, FRN (d)	B2/B	3,605,000
			10,635,000
Semi-Conductors – 0.9%
5,000	Freescale Semi-conductor, Inc., 9.244%, 12/15/14, FRN (d)	B1/B	5,000,000
Telecommunications – 7.3%
4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	4,120,000
2,500	Hawaiian Telcom Communications, Inc., 10.889%, 5/1/13, Ser. B, FRN	B3/CCC+	2,581,250
	Intelsat Subsidiary Holding Co., Ltd., FRN,
2,500	10.252%, 1/15/12	B2/B+	2,525,000
3,000	11.354%, 6/15/13 (d)	Caa1/B	3,217,500
€2,950	Nordic Telephone Co. Holdings ApS, 9.064%, 5/1/16, FRN (d)	B2/B	3,967,548
$4,700	Nortel Networks Ltd., 9.61%, 7/15/11, FRN (d)	B3/B-	5,017,250
2,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	2,095,000
12,000	Qwest Communications International, Inc., 8.874%, 2/15/09, FRN	Ba3/B+	12,210,000
3,500	Rogers Wireless, Inc., 8.485%, 12/15/10, FRN	Ba1/BB+	3,578,750
2,000	Rural Cellular Corp., 8.25%, 3/15/12	Ba3/B	2,095,000
			41,407,298
Wire & Cable Products – 0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B	1,027,500
Total Corporate Bonds & Notes (cost-$126,398,861)			130,515,914

MORTGAGE-BACKED SECURITIES – 0.4%
1,988	Mellon Residential Funding Corp., 5.67%, 11/15/31, CMO, FRN (cost-$1,987,512)	Aaa/AAA	1,990,808

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 13

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

ASSET-BACKED SECURITIES – 0.3%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
$145	6.02%, 7/25/32	Aaa/AAA	$145,343
512	6.06%, 8/25/32	Aaa/AAA	512,609
776	GSAMP Trust, 5.61%, 3/25/34, FRN	Aaa/AAA	777,022
95	Jade CBO Ltd., 7.67%, 10/24/11 (d)(f)	B2/NR	72,510
Total Asset-Backed Securities (cost-$1,506,621)			1,507,484

PREFERRED STOCK (b)(d) – 0.5%

Shares

Financial Services – 0.5%
30	Richmond Cnty. Capital Corp., 8.624%, FRN (cost-$3,068,307)	NR/NR	3,007,500

SHORT-TERM INVESTMENTS – 5.5%

Principal Amount (000)

Corporate Notes – 2.3%
Financial Services – 2.3%
$13,000	Ford Motor Credit Co., 8.371%, 11/2/07,
	FRN (i) (cost-$12,921,533)	NR/NR	13,190,567
Commercial Paper – 0.8%
Banking – 0.8%
4,700	Total Finance, 5.26%, 2/1/07 (cost-$4,700,000)	NR/NR	4,700,000
U.S. Treasury Bills (g) – 0.4%
1,975	4.80%-4.87%, 3/1/07-3/15/07 (cost-$1,964,034)		1,964,034
Repurchase Agreements – 2.0%
4,000	Credit Suisse First Boston, dated 1/31/07, 5.15%, due 2/1/07, proceeds $4,000,572; collateralized by U.S. Treasury Note, 4.25%,1/15/11, valued at $4,110,635 including accrued interest		4,000,000
7,540	State Street Bank & Trust Co., dated 1/31/07, 4.90%, due 2/1/07, proceeds $7,541,026; collateralized by Federal Home Loan Bank, 4.875%, 5/15/07, valued at $7,692,245 including accrued interest		7,540,000
Total Repurchase Agreements (cost-$11,540,000)			11,540,000
Total Short-Term Investments (cost-$31,125,567)			31,394,601

OPTIONS PURCHASED (h) – 0.0%

Contracts

Call Options – 0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,263	strike price $115, expires 2/23/07		19,734
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
250	strike price $109.50, expires 2/23/07		3,906
			23,640

14 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Contracts		Value

Put Options – 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
324	strike price $90.50, expires 9/17/07	$1
60	strike price $91.50, expires 6/18/07	–
335	strike price $91.75, expires 3/19/07	1
600	strike price $91.75, expires 3/17/08	1
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
406	strike price $103, expires 2/23/07	6,344
		6,347
Total Options Purchased (cost-$48,751)		29,987
Total Investments before options written (cost-$558,584,526) – 100.0%		566,491,244

OPTIONS WRITTEN (h) – (0.0)%

Call Options – (0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
749	strike price $111, expires 2/23/07	(11,703)
Put Options – (0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
749	strike price $106, expires 2/23/07	(105,328)
Total Options Written (premiums received-$540,053)		(117,031)

Total Investments net of options written (cost-$558,044,473) – 100.0%		$566,374,213

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 15

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value
SENIOR LOANS (a)(b)(c) – 71.9%

Aerospace – 0.9%
$5,764	K & F Industries, Inc., 7.32%, 11/18/12, Term B	$5,791,849
	Standard Aero Holdings, Inc.,
52	7.57%, 8/30/12, Term B	52,699
630	7.60%, 8/30/12, Term B	632,384
3,148	7.61%, 8/24/12	3,161,921
630	7.61%, 8/30/12, Term B	632,384
1,250	TransDigm Group, Inc., 7.366%, 6/23/13, Term B	1,258,594
		11,529,831
Airlines – 1.1%
8,000	Northwest Airlines Corp., 7.85%, 8/22/08	7,980,000
	United Airlines, Inc.,
5,224	9.12%, 2/1/12, Term B (f)	5,242,791
746	11.00%, 1/9/11, Term DD	749,448
		13,972,239
Apparel & Textiles – 0.3%
	Hanesbrands, Inc., Term B,
69	7.57%, 10/15/13	69,846
857	7.61%, 10/15/13	868,554
	Simmons Co., Term C,
1,195	7.375%, 12/19/11	1,206,053
1,388	7.438%, 12/19/11	1,401,630
		3,546,083
Automotive – 1.7%
2,000	Dura Operating Corp., 10.07%, 4/28/11	1,715,000
10,000	Ford Motor Corp., 8.36%, 11/29/13, Term B	10,142,360
	Hertz Corp.,
556	5.365%, 12/21/12	560,113
1,835	7.30%, 12/21/12, Term B	1,849,561
1,835	7.32%, 12/21/12, Term B	1,849,417
2,719	7.35%, 12/21/12, Term B	2,741,249
	Lear Corp.,
2,091	7.864%, 3/23/12	2,114,959
900	7.87%, 3/23/12	910,312
		21,882,971
Automotive Products – 4.3%
8,302	Affinia Group, 8.36%, 11/30/11, Term B	8,360,813
	Cooper Standard Automotive, Inc.,
2,887	7.875%, 12/31/11, Term B	2,903,751
6,151	7.875%, 12/31/11, Term C	6,187,367
	Delphi Corp.,
1,500	7.625%, 12/31/07, Term B	1,508,449
7,000	8.125%, 12/31/07, Term C	7,003,291
6,000	Fed Mogul Corp., 7.32%, 7/1/07, Term B	6,018,000
	Goodyear Tire & Rubber Co.,
10,500	8.14%, 4/30/10	10,633,434
2,000	8.89%, 4/1/11	2,017,678
6,159	Polypore, Inc., 8.32%, 11/12/11, Term B	6,205,155
	Tenneco Automotive, Inc.,
1,141	7.32%, 12/12/10, Term B1	1,150,123
2,610	7.36%, 12/12/10, Term B	2,630,619
		54,618,680

16 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Banking – 0.6%
	Aster Co., Ltd.,
€2,800	6.060%, 9/19/13, Term B	$3,668,402
$2,137	7.872%, 9/19/13, Term B1	2,142,732
2,214	8.372%, 9/19/14, Term C1	2,242,457
		8,053,591

Building/Construction – 2.0%
	Masonite International Corp., Term B,
9,787	7.36%, 4/6/13	9,756,267
38	7.364%, 4/6/13	37,647
9,286	Nortek, Inc., 7.35%, 8/27/11	9,312,948
6,967	UGS Corp., 7.11%, 3/31/12, Term B	6,984,901
		26,091,763

Chemicals – 4.7%
	Basell NV,
€149	5.876%, 9/15/13, Term B	195,974
€861	5.876%, 9/15/13, Term B1	1,132,767
€129	5.876%, 9/15/13, Term B4	170,073
€230	5.876%, 9/15/13, Term B5	302,111
€1,238	5.942%, 9/15/13, Term B	1,629,040
€994	5.942%, 9/15/13, Term B4	1,307,937
€406	5.942%, 9/15/13, Term B6	534,740
€1,174	6.626%, 9/15/14, Term C	1,550,784
€449	6.626%, 9/15/14, Term C4	592,687
€236	6.626%, 9/15/14, Term C5	312,087
€673	6.692%, 9/15/14, Term C	888,941
€1,819	6.692%, 9/15/14, Term C4	2,403,813
€185	6.692%, 9/15/14, Term C6	244,276
	Brenntag AG,
€2,000	6.633%, 12/23/13, Term B5	2,610,360
$9,581	Celanese AG, 7.117%, 4/6/11, Term B	9,647,855
	Chart Industries, Term B,
333	7.375%, 10/14/12	334,583
3,667	7.438%, 10/14/12	3,682,708
4,000	Cognis BV, 8.104%, 5/12/12, Term B1 (e)	4,030,340
€2,589	Cognis Deutschland GMBH, 5.782%, 5/12/11, Term A	3,367,757
$2,431	Georgia Gulf Corp., 7.32%, 11/30/13	2,450,510
3,652	Huntsman International LLC, 7.07%, 8/10/12	3,676,468
	INEOS Group Ltd.,
4,500	7.611%, 10/7/12, Term A4	4,527,000
1,980	7.611%, 10/7/13, Term B1	2,007,573
1,980	8.111%, 10/7/14, Term C1	2,015,501
2,709	Innophos, Inc., 7.57%, 8/13/10, Term B	2,723,766
5,459	KRATON Polymers Group LLC, 7.375%, 5/11/13	5,506,514
2,220	VWR International, Inc., 7.61%, 4/7/11, Term B	2,227,228
		60,073,393

Commercial Products – 1.6%
3,326	Alliance Laundry Holdings LLC, 7.60%, 1/27/12, Term B	3,354,899
	iPayment, Inc.,
388	7.32%, 12/27/12	387,621
1,597	7.36%, 12/27/12	1,593,657

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 17

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Commercial Products (continued)
	Rexel S.A.,
$3,500	6.929%, 4/18/14, Term C1	$3,541,835
3,500	7.611%, 11/3/13, Term B1	3,527,562
	Sigmakalon,
€954	5.722%, 6/30/12, Term A	1,239,067
€2,500	6.222%, 9/19/12, Term B1	3,277,348
€1,678	6.972%, 9/19/13, Term C	2,208,078
€671	6.972%, 9/19/13, Term C1	883,629
		20,013,696

Computer Services – 1.4%
$5,463	PanAmSat Corp., 7.485%, 6/30/11, Term A	5,498,939
11,820	SunGard Data Systems, Inc., 7.875%, 2/11/13	11,943,743
		17,442,682

Computer Software – 1.8%
	Infor Global Solutions,
3,933	9.12%, 8/1/12	3,973,313
2,052	9.12%, 8/1/12, Term DD	2,068,929
6,000	Riverdeep Interactive, 11.066%, 12/21/07	5,976,553
	Spectrum Brands Corp., Term B,
328	8.57%, 2/6/12	329,838
711	8.57%, 2/7/12	714,269
1,298	8.62%, 2/6/12	1,304,852
	Worldspan L.P., Term B,
4,500	8.57%, 12/7/13	4,528,125
4,500	8.595%, 12/7/13	4,528,125
		23,424,004

Consumer Products – 2.4%
4,476	Eastman Kodak Co., 7.57%, 10/18/12, Term B	4,493,816
6,725	Education Management Corp., 7.875%, 5/23/13, Term B	6,794,193
9,281	Jarden Corp., 7.364%, 1/24/12, Term B1	9,313,940
	National Mentor, Inc.,
3,000	7.50%, 6/30/12	3,017,814
2,000	7.87%, 6/30/13, Term B (e)	2,011,876
	Rayovac Corp., Term B,
470	8.57%, 2/7/12	472,405
566	8.59%, 2/6/12	568,994
3,571	8.61%, 2/6/12	3,588,343
909	8.63%, 2/7/12	913,396
		31,174,777

Containers & Packaging – 2.9%
9,804	Graham Packaging Co., 7.625%, 10/7/11, Term B	9,897,348
6,539	Horizon Lines LLC, 7.62%, 7/7/11	6,573,818
	Intertape Polymer Group, Inc., Term B,
2,103	8.043%, 7/28/11	2,109,269
872	8.10%, 7/28/11	875,215
436	8.11%, 7/28/11	437,608
	JSG Packaging,
€89	6.112%, 1/12/13, Term B	116,653
€75	6.118%, 1/12/13, Term B	98,541
€154	6.186%, 1/12/13, Term B	202,378
€113	6.234%, 1/12/13, Term B	147,812

18 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Containers & Packaging (continued)
€295	6.234%, 11/29/13, Term B	$387,468
€274	6.335%, 11/29/13, Term B	359,168
€89	6.612%, 1/12/14, Term C	116,614
€154	6.686%, 1/12/14, Term C	203,145
€113	6.734%, 1/12/14, Term C	147,762
€295	6.734%, 11/29/14, Term C	387,337
€75	6.757%, 1/12/14, Term C	98,508
€274	6.835%, 11/29/14, Term C	360,529
$2,250	7.735%, 11/29/13, Term B	2,273,139
2,250	8.235%, 11/29/14, Term C	2,272,372
	Smurfit-Stone Container,
1,528	5.215%, 11/1/10	1,543,740
1,178	7.625%, 11/1/10, Term C	1,189,249
4,487	7.625%, 11/1/11, Term B	4,533,633
2,505	7.625%, 11/1/11, Term C	2,530,319
841	7.625%, 11/1/11, Term C-1	849,845
		37,711,470

Diversified Manufacturing – 0.3%
	Invensys PLC,
959	7.36%, 7/17/13, Term Y1	966,695
1,041	7.36%, 7/17/13, Term Z1	1,049,555
	Linpac Mouldings Ltd.,
1,016	8.117%, 4/16/12, Term B1	1,020,782
1,277	8.617%, 4/16/12, Term C1	1,289,916
		4,326,948

Drugs & Medical Products – 1.3%
	Nycomed Holdings,
€4,000	6.00%, 12/29/16, Term B	5,204,573
€4,000	7.50%, 12/20/15, Term C	5,217,294
	Warner Chilcott PLC,
$1,939	7.36%, 1/18/12, Term B	1,950,509
1,760	7.614%, 1/18/12, Term B	1,770,352
1,016	7.614%, 1/18/12, Term C	1,021,561
621	7.617%, 1/4/12	624,935
704	7.867%, 1/4/12	707,915
		16,497,139

Electronics – 1.4%
8,000	Sanmina-SCI Corp., 7.875%, 1/31/08	8,034,000
	Sensata Technologies, Inc.,
11	7.094%, 4/21/13	10,509
984	7.11%, 4/21/13	982,813
9,000	Spansion, Inc., 8.375%, 10/30/12, Term B	9,050,625
		18,077,947

Energy – 4.8%
	Alon USA Energy, Inc.,
632	7.57%, 6/8/13, Term DD	635,220
620	7.57%, 6/8/13, Term 2	623,487
32	7.62%, 6/8/13, Term DD	31,845
2,020	7.62%, 6/8/13, Term 1	2,031,363
2,667	7.681%, 6/8/13	2,681,667

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 19

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Energy (continued)
	Covanta Energy Corp.,
$1,041	5.303%, 6/24/12	$1,047,154
181	7.57%, 6/30/12	181,745
78	7.57%, 6/30/12, Term B	78,057
995	7.616%, 6/30/12	1,001,219
482	7.616%, 6/30/12, Term B	484,963
2	9.50%, 6/30/12	1,875
1,950	10.82%, 5/12/13, Term DHC	1,992,656
	Edison Midwest, Term B,
1,070	6.83%, 4/27/11	1,074,310
682	6.88%, 4/27/11	684,959
745	7.31%, 4/27/11	748,132
7,222	Headwaters, Inc., 7.32%, 4/30/11, Term B	7,248,989
	NRG Energy, Inc.,
557	7.364%, 2/1/13	562,479
2,151	7.364%, 2/1/13, Term B	2,172,548
	Reliant Energy,
7,286	5.187%, 12/1/10, Term LC	7,358,571
9,714	7.695%, 12/1/10, Term B	9,811,429
	Ruhrgas Industries,
868	7.861%, 7/15/13	884,584
868	8.361%, 7/15/14	881,917
8,000	SandRidge Energy, Inc., 9.853%, 11/30/07	8,080,000
	Targa Resources, Inc.,
774	5.239%, 10/31/11	780,019
3,000	7.60%, 10/31/07	3,022,968
1,677	7.61%, 10/31/12, Term B	1,690,041
89	7.614%, 10/31/12, Term B	89,377
903	7.62%, 10/31/12, Term B	910,022
516	7.626%, 10/31/12, Term B	520,013
	Weather Investments SARL,
€1,000	6.124%, 6/17/12, Term A (e)	1,302,625
€1,000	6.298%, 6/17/13, Term B (e)	1,310,281
€1,000	6.798%, 6/17/14, Term C (e)	1,313,257
		61,237,772

Entertainment – 2.5%
$2,475	AMC Entertainment, Inc., 7.445%, 1/5/13	2,500,589
13,897	MGM Studios, 8.614%, 4/8/12, Term B	13,732,455
	Revolution Studios LLC,
1,000	7.82%, 12/25/12, Term A	1,007,500
7,000	9.07%, 12/25/14, Term B	7,052,500
	Warner Music Group, Inc., Term B,
351	7.309%, 2/28/11	352,869
1,649	7.36%, 2/28/11	1,660,063
3,809	7.37%, 2/28/11	3,833,389
1,666	7.40%, 2/28/11	1,676,831
347	7.409%, 2/28/11	349,340
		32,165,536

Financial Services – 0.9%
11,970	Nielson Finance, 8.125%, 8/9/13, Term B	12,078,819

20 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Food Services – 1.1%
	Arby’s Restaurant Group, Inc., Term B,
$2,653	7.595%, 7/25/12	$2,680,987
5,039	7.60%, 7/25/12	5,091,157
2,690	7.61%, 7/25/12	2,717,533
	Michael Foods, Inc., Term B,
3,131	7.35%, 11/21/10	3,145,559
286	7.387%, 11/21/10	287,725
		13,922,961
Healthcare & Hospitals – 5.2%
	DaVita, Inc., Term B,
2,087	7.35%, 10/5/12	2,105,089
6,898	7.36%, 10/5/12	6,958,822
1,163	7.37%, 10/5/12	1,172,835
507	7.38%, 10/5/12	511,236
1,901	7.69%, 10/5/12	1,917,886
25,000	HCA, Inc., 8.114%, 11/17/13, Term B	25,256,050
10,945	HealthSouth Corp., 8.61%, 2/2/13	11,061,987
2,889	MultiPlan, Inc., 7.82%, 4/12/13, Term B	2,898,646
4,192	Psychiatric Solutions, Inc., 7.096%, 7/7/12, Term B	4,202,789
9,878	Renal Advantage, Inc., 7.86%, 10/6/12, Term B	9,964,525
		66,049,865
Hotels/Gaming – 1.1%
	MotorCity Casino, Term B,
693	7.35%, 7/21/12	695,593
6,451	7.364%, 7/21/12	6,475,972
1,732	7.37%, 7/21/12	1,738,983
	Penn National Gaming, Inc., Term B,
1,162	7.11%, 5/26/12	1,171,395
353	7.13%, 5/26/12	355,372
400	7.15%, 5/26/12	403,347
3,393	Venetian Casino, 7.12%, 2/22/12, Term B	3,420,895
		14,261,557
Leasing – 0.2%
	Rental Service Corp.,
1,659	8.85%, 11/21/13	1,691,182
841	8.87%, 11/21/13	844,386
		2,535,568
Machinery – 0.4%
1,507	Agco Corp., 7.07%, 6/15/09, Term B	1,516,182
	Mueller Industries, Inc., Term B,
762	7.32%, 9/28/12	767,778
1,950	7.36%, 9/28/12	1,965,510
304	7.364%, 9/28/12	306,101
		4,555,571
Manufacturing – 1.3%
	Bombardier, Inc., Term B,
6,291	7.86%, 6/26/13	6,333,082
709	8.00%, 6/26/13	713,587
2,210	Lucite International, 8.07%, 5/26/13, Term B	2,234,443
7,227	Xerium Technologies, Inc., 7.614%, 5/18/12, Term B	7,222,185
		16,503,297

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 21

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Measuring Instruments – 0.0%
$330	Dresser Rand, 7.32%, 10/29/11, Term B	$332,259
Metals & Mining – 0.9%
6,000	Freeport-McMoRan Copper & Gold, Inc., 7.50%, 1/2/08 (e)(f) Novelis, Inc.,	5,976,560
3,715	7.61%, 1/7/12, Term B	3,731,353
2,139	7.61%, 1/7/12, Term B2	2,148,355
		11,856,268
Multi-Media – 7.6%
	American Media Operations, Inc.,
3,235	8.31%, 1/30/13	3,257,914
3,235	8.37%, 1/30/13	3,257,914
1,241	Atlantic Broadband, Inc., 8.10%, 8/4/12, Term B	1,259,754
	Cablevision Systems Corp., Term B,
3,600	7.11%, 3/29/13	3,613,576
382	7.12%, 3/29/13	383,942
12,500	Cebridge Connections, Inc., 7.61%, 11/5/13	12,589,850
25,000	Charter Communications Holdings LLC, 7.985%, 4/25/13, Term B	25,250,775
2,899	CMP Susqhuhanna Corp., 7.375%, 5/5/13, Term B	2,920,605
2,965	CSC Holdings, Inc., 7.11%, 2/24/13, Term B	2,970,376
8,500	NTL Investment, 7.36%, 1/6/13, Term B	8,557,298
9,405	Primedia, 7.57%, 9/30/13, Term B	9,391,287
2,035	Source Media, Inc., 7.614%, 11/8/11, Term B	2,048,068
10,812	Telcordia Technologies, Inc., 8.12%, 9/9/12, Term B	10,716,129
1,666	Thomas Media, 7.631%, 11/8/11 Young Broadcasting, Inc., Term B,	1,677,248
48	7.875%, 11/3/12	47,707
2,250	7.938%, 5/2/12	2,258,140
7,068	7.938%, 11/3/12	7,092,469
		97,293,052
Oil & Gas – 1.4%
12,000	El Paso Corp., 5.048%, 6/15/09	11,940,000
1,442	Kinetic Concepts, Inc., 7.12%, 8/11/10, Term B	1,448,435
2,992	Newpark Resources, Inc., 8.615%, 8/17/11	3,022,425
	Vetco International,
625	8.059%, 1/16/12, Term B	629,453
625	8.559%, 1/16/13, Term C	630,313
		17,670,626
Paper/Paper Products – 0.6%
	Appleton Papers, Inc.,
808	7.62%, 6/9/10	812,819
764	7.63%, 6/11/10	769,130
	Georgia-Pacific Corp., Term B,
302	7.345%, 12/20/12	305,465
4,839	7.353%, 12/20/12	4,887,440
1,146	7.364%, 12/20/12	1,154,251
		7,929,105
Printing/Publishing – 0.4%
€4,267	Seat Pagine Gialle SpA, 3.531%, 5/25/12, Term A	5,553,584

22 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Real Estate – 0.1%
$89	Gables Residential Trust, 7.07%, 3/30/07	$89,686
1,627	Host Marriott L.P., 7.35%, 9/10/08	1,603,004
		1,692,690
Recreation – 2.3%
	Amadeus Global Travel,
4,786	8.114%, 4/8/13, Term B	4,830,569
414	8.114%, 4/8/13, Term B2	417,910
4,786	8.614%, 4/8/14, Term C	4,849,512
414	8.614%, 4/8/14, Term C2	419,549
7,960	Cedar Fair L.P., 7.82%, 6/13/12	8,050,052
	Six Flags Theme Parks, Inc., Term B,
2,452	8.61%, 6/30/09	2,482,596
1,463	8.62%, 6/30/09	1,481,024
	Travelport,
595	7.864%, 8/1/13	599,233
6,057	8.364%, 8/22/13, Term CD	6,101,681
		29,232,126
Retail – 1.8%
8,086	Jean Coutu Group, Inc., 7.875%, 7/30/11	8,107,682
5,860	Michaels Stores, Inc., 8.125%, 10/11/13, Term 10	5,914,644
	Neiman Marcus Group, Inc.,
42	7.595%, 4/6/13	42,260
2,799	7.603%, 4/6/13	2,831,423
6,000	Rite Aid Corp., 9.00%, 11/8/13 (e)	5,970,000
		22,866,009
Semi-Conductors – 0.1%
1,541	On Semiconductor Corp., 7.617%, 12/3/11, Term G	1,544,959
Telecommunications – 5.3%
	Centennial Cellular Communications Corp., Term B,
8,675	7.614%, 2/9/11	8,749,614
594	7.62%, 1/20/11	598,958
	Consolidated Communications, Inc., Term B,
5,166	7.368%, 9/18/11	5,193,796
1,605	7.373%, 10/14/11	1,613,891
	eircom Group PLC,
€4,700	5.933%, 7/17/14, Term B	6,116,689
€4,700	6.308%, 7/17/15, Term C	6,174,862
	Hawaiian Telcom Communications, Inc.,
$4,900	7.62%, 4/30/12, Term A	4,894,894
4,971	7.62%, 10/31/12, Term B	4,966,950
5,500	Intelsat Ltd., 6.00%, 2/15/14 (e)(f)	5,476,794
	Nordic Telephone Co. Holdings ApS,
€6,050	6.079%, 11/30/14, Term B	7,956,645
€6,050	6.579%, 11/30/14, Term C	7,983,650
$8,500	Qwest Corp., 6.95%, 6/30/10, Term B	8,724,009
		68,450,752
Transportation – 0.5%
5,962	Fleetpride Corp., 8.586%, 6/6/13, Term B	5,996,039

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 23

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)			Value

Utilities – 0.9%
	AES Corp., Term B,
$3,720	7.19%, 4/30/08		$3,731,725
3,720	7.50%, 8/10/11		3,731,726
4,202	Midwest Generation LLC, 7.11%, 12/31/11, Term B		4,222,997
			11,686,448
Waste Disposal – 0.7%
	Allied Waste North America, Inc.,
2,507	5.322%, 1/15/12		2,522,863
1,067	7.12%, 1/15/12		1,072,223
184	7.13%, 1/15/12		184,597
891	7.15%, 1/15/12		895,528
3,124	7.17%, 1/15/12		3,140,082
508	7.21%, 1/15/12		510,420
			8,325,713
Wholesale – 0.8%
	Roundy’s, Inc., Term B,
5,000	8.13%, 10/27/11		5,051,250
4,900	8.36%, 10/27/11		4,950,225
			10,001,475
Wire & Cable Products – 2.3%
	Pirelli Cable S.A.,
€1,500	5.785%, 6/23/13, Term B		1,957,704
€2,500	6.159%, 6/23/13, Term B		3,260,809
€2,500	6.659%, 6/23/14, Term C		3,268,930
	UPC Broadband Holding BV,
€4,970	6.103%, 3/31/13, Term J1		6,505,345
€5,758	6.103%, 12/31/13, Term K1		7,538,832
$3,250	7.37%, 3/31/13, Term J2		3,266,802
3,250	7.37%, 12/31/13, Term K2		3,266,803
			29,065,225
Total Senior Loans (cost-$914,332,163)			921,244,490

CORPORATE BONDS & NOTES – 21.4%

		Credit Rating (Moody’s/S&P)
Airlines – 0.3%
	JetBlue Airways Corp., FRN,
2,661	8.474%, 5/15/10, Ser. 04-2	Ba3/BB-	2,676,447
1,327	9.61%, 3/15/08, Ser. 04-1	Ba3/BB-	1,343,930
			4,020,377
Apparel & Textiles – 0.4%
5,500	Hanesbrands, Inc., 8.735%, 12/15/14, FRN (d)	B2/B-	5,678,750
Automotive Products – 0.8%
4,500	Dura Operating Corp., 8.625%, 4/15/12, Ser. B (i)	Caa1/D	1,400,625
9,000	Goodyear Tire & Rubber Co., 9.14%, 12/1/09, FRN (d)	B2/B-	9,112,500
			10,513,125

24 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Banking – 0.4%
£2,929	Royal Bank of Scotland PLC, 6.00%, 4/6/11 (b)(f)	NR/NR	$5,669,254
Building/Construction – 0.7%
€7,000	Grohe Holding GmbH, 6.622%, 1/15/14, FRN	B2/B	9,147,547
Chemicals – 0.2%
€2,000	Rhodia S.A., 6.507%, 10/15/13, FRN (d)	B2/B-	2,640,484
Computer Services – 0.5%
	SunGard Data Systems, Inc.,
$2,000	9.125%, 8/15/13	Caa1/B-	2,115,000
4,000	9.973%, 8/15/13, FRN	Caa1/B-	4,190,000
			6,305,000
Energy – 0.0%
250	Transcontinental Gas Pipe Line Corp., 6.64%, 4/15/08, FRN (d)	Ba1/BB-	251,563
Financial Services – 2.9%
3,500	Chukchansi Economic Dev. Auth., 8.877%, 11/15/12, FRN (d)	B2/BB-	3,609,375
	Ford Motor Credit Co., FRN,
5,715	6.93%, 1/15/10	B1/B	5,682,504
6,000	8.11%, 1/13/12	B1/B	6,031,968
5,000	General Motors Acceptance Corp., 7.569%, 12/1/14, FRN	Ba1/BB+	5,265,740
€6,000	Hellas Telecommunications Luxembourg V, 7.257%, 10/15/12, FRN	B1/B	8,040,351
	Universal City Florida Holding Co.,
$2,000	8.375%, 5/1/10	B3/B-	2,047,500
6,500	10.121%, 5/1/10, FRN	B3/B-	6,743,750
			37,421,188
Food Services – 0.3%
3,750	Aramark Corp., 8.86%, 2/1/15, FRN (d)	B3/B-	3,843,750
Healthcare & Hospitals – 0.9%
7,000	Cdrv Investors, Inc., 9.86%, 12/1/11, FRN (d)	Caa1/CCC+	6,912,500
4,000	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CC	4,170,000
			11,082,500
Manufacturing – 0.7%
€6,500	Bombardier, Inc., 6.709%, 11/15/13, FRN (d)	Ba2/BB	8,668,148
Multi-Media – 3.1%
$16,000	Cablevision Systems Corp., 9.87%, 4/1/09, Ser. B, FRN	B3/B+	17,040,000
	CCO Holdings LLC,
2,000	8.75%, 11/15/13	Caa1/CCC-	2,070,000
6,000	9.485%, 12/15/10, FRN	Caa1/CCC-	6,150,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa2/CCC-	8,350,000
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	3,364,000
2,000	Paxson Communications Corp., 11.61%, 1/15/13, FRN (d)	Caa2/CCC-	2,090,000
			39,064,000
Oil & Gas – 0.8%
9,500	El Paso Corp., 7.375%, 12/15/12	B2/B	9,903,750
Paper/Paper Products – 1.9%
	Abitibi-Consolidated, Inc.,
3,000	7.75%, 6/15/11	B2/B+	2,932,500
2,000	7.875%, 8/1/09	B2/B+	2,065,000
8,000	8.86%, 6/15/11, FRN	B2/B+	8,060,000
4,000	Bowater, Inc., 8.36%, 3/15/10, FRN	B2/B+	4,060,000
7,000	Verso Paper Holdings LLC, 9.121%, 8/1/14, FRN (d)	B2/B	7,210,000
			24,327,500

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 25

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Semi-Conductors – 0.8%
$10,000	Freescale Semi-conductor, Inc., 9.244%, 12/15/14, FRN (d)	B1/B	$10,000,000
Telecommunications – 6.7%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	2,060,000
8,750	Hawaiian Telcom Communications, Inc., 10.889%, 5/1/13, Ser. B, FRN	B3/CCC+	9,034,375
	Intelsat Subsidiary Holding Co., Ltd., FRN,
4,000	8.872%, 1/15/15 (d)	Caa1/B	4,090,000
5,425	10.252%, 1/15/12	B2/B+	5,479,250
6,000	11.354%, 6/15/13 (d)	Caa1/B	6,435,000
€6,350	Nordic Telephone Co. Holdings ApS, 9.064%, 5/1/16, FRN (d)	B2/B	8,540,314
$9,150	Nortel Networks Ltd., 9.61%, 7/15/11, FRN (d)	B3/B-	9,767,625
25,650	Qwest Communications International, Inc.,
	8.874%, 2/15/09, FRN	Ba3/B+	26,098,875
6,000	Qwest Corp., 8.61%, 6/15/13, FRN	Ba1/BB+	6,570,000
7,750	Rogers Wireless, Inc., 8.485%, 12/15/10, FRN	Ba1/BB+	7,924,375
			85,999,814
Total Corporate Bonds & Notes (cost-$266,533,186)			274,536,750

ASSET-BACKED SECURITIES – 0.3%
373	Bear Stearns Asset Backed Securities, Inc.,
	5.49%, 12/25/42, FRN	Aaa/AAA	373,402
1,667	CIT Group Home Equity Loan Trust, 5.59%, 6/25/33, FRN	Aaa/AAA	1,672,160
1,450	Salomon Brothers Mortgage Securities VII, 5.62%, 3/25/32, FRN	NR/AAA	1,453,166
Total Asset-Backed Securities (cost-$3,486,444)			3,498,728

SHORT-TERM INVESTMENTS – 6.4%

Commercial Paper – 1.6%
Banking – 1.6%
21,000	Total Finance, 5.26%, 2/1/07 (cost-$21,000,000)	NR/NR	21,000,000

Corporate Notes – 1.3%
Financial Services – 1.1%
14,000	Ford Motor Credit Co., 8.371%, 11/2/07, FRN	NR/NR	14,205,226

Oil & Gas – 0.2%
2,500	Gazprom AG, 9.125%, 4/25/07	A3/BBB	2,531,000
Total Corporate Notes (cost-$16,345,386)			16,736,226

U.S. Treasury Bills (g) – 1.0%
12,810	4.795%-4.905%, 3/1/07-3/15/07 (cost-$12,741,000)		12,741,000

Repurchase Agreements – 2.5%
21,000	Credit Suisse First Boston, dated 1/31/07, 5.15%, due 2/1/07, proceeds $21,003,004; collateralized by U.S. Treasury Note, 5.00%, due 7/31/08, valued at $21,537,690 including accrued interest		21,000,000

26 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Value

Repurchase Agreements (continued)

$11,043	State Street Bank & Trust Co., dated 1/31/07, 4.90%, due 2/1/07, proceeds $11,044,503; collateralized by Federal Home Loan Bank, 4.875%, due 5/15/07, valued at $11,268,508 including accrued interest	$11,043,000
Total Repurchase Agreements (cost-$32,043,000)		32,043,000
Total Short-Term Investments (cost-$82,129,386)		82,520,226

OPTIONS PURCHASED (h) – 0.0%

Contracts
Call Options – 0.0%
2,635	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $115, expires 2/23/07	41,172
550	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade, strike price $109.50, expires 2/23/07	8,594
		49,766
Put Options – 0.0%
460	Eurodollar Futures, Chicago Mercantile Exchange, strike price $91.75, expires 3/19/07	1
2,900	strike price $91.75, expires 3/17/08	7
390	strike price $92, expires 3/17/08	1
1,015	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $103, expires 2/23/07	15,859
		15,868
Total Options Purchased (cost-$114,900)		65,634
Total Investments before options written (cost-$1,266,596,079) – 100.0%		1,281,865,828

OPTIONS WRITTEN (h) – (0.0)%

Call Options – (0.0)%
1,624	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $111, expires 2/23/07	(25,375)
Put Options – (0.0)%
1,624	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $106, expires 2/23/07	(228,375)
Total Options Written (premiums received-$1,171,569)		(253,750)
Total Investments net of options written (cost-$1,265,424,510) – 100.0%		$1,281,612,078

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 27

PIMCO Floating Rate Strategy Fund Schedule of Investments

January 31, 2007 (unaudited) (continued)

Notes to the Schedule of Investments:
(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)

Illiquid security. Securities with an aggregate value of $399,387,314, representing 70.52% of total investments are deemed illiquid in Floating Rate Income. Securities with an aggregate value of $926,913,744, representing 72.32% of total investments are deemed illiquid in Floating Rate Strategy.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivery after January 31, 2007.
(f)

Fair-valued security. Securities with an aggregate value of $16,119,786, representing 2.85% of total investments have been fair valued in Floating Rate Income. Securities with an aggregate value of $22,365,398, representing 1.75% of total investments have been fair valued in Floating Rate Strategy.

(g)	All or partial amount segregated as collateral for futures contracts, written options and/or swaps.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.
Glossary:
	£-	British Pound
	€-	Euros
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2007.
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

28 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Statements of Assets and Liabilities January 31, 2007 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Assets:
Investments, at value (cost-$558,584,526 and $1,266,596,079, respectively)	$566,491,244	$1,281,865,828
Cash (including foreign currency of $342,005 and $1,318,585 with a cost of $341,671 and $1,321,847, respectively)	3,520,768	22,785,671
Unrealized appreciation on swaps	14,160,433	39,916,563
Receivable for swaps terminated	16,859,778	15,363,400
Premium for swaps purchased	10,497,890	6,815,267
Interest receivable	5,901,911	12,300,401
Receivable for investments sold	1,086,464	1,282,691
Unrealized appreciation on forward foreign currency contracts	154,038	48,267
Unrealized appreciation on unfunded loan commitments	110,853	257,350
Prepaid expenses	5,677	38,272
Receivable for variation margin on futures contracts	–	234,372
Total Assets	618,789,056	1,380,908,082

Liabilities:
Unrealized depreciation on swaps	4,083,935	27,345,258
Payable for terminated swaps	17,530,659	15,974,737
Premium for swaps sold	13,485,942	12,506,871
Payable for investments purchased	9,350,000	47,365,449
Payable for reverse repurchase agreements	9,100,000	1,397,250
Dividends payable to common and preferred shareholders	2,813,434	6,301,257
Investment management fees payable	381,495	802,752
Unrealized depreciation on forward foreign currency contracts	319,740	618,619
Deferred facility fees	202,515	336,429
Options written, at value (premiums received-$540,053 and $1,171,569, respectively)	117,031	253,750
Payable for variation margin on futures contracts	33,756	214,750
Accrued expenses	342,826	146,215
Total Liabilities	57,761,333	113,263,337
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 8,400 and 19,200 shares issued and outstanding, respectively)	210,000,000	480,000,000
Net Assets Applicable to Common Shareholders	$351,027,723	$787,644,745

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$181	$422
Paid-in-capital in excess of par	347,835,898	798,486,868
Dividends in excess of net investment income	(2,999,768)	(9,107,763)
Accumulated net realized loss	(12,006,286)	(28,905,837)
Net unrealized appreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	18,197,698	27,171,055
Net Assets Applicable to Common Shareholders	$351,027,723	$787,644,745
Common Shares Issued and Outstanding	18,143,895	42,174,569
Net Asset Value Per Common Share	$19.35	$18.68

See accompanying Notes to Financial Statements. | 1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 29

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Statements of Operations (unaudited)

	Floating Rate Income	Floating Rate Strategy
Investment Income:
Interest	$21,778,849	$48,994,931
Facility and other fee income	558,711	913,460
Dividends	133,252	–
Total Investment Income	22,470,812	49,908,391

Expenses:
Investment management fees	2,131,480	4,779,087
Auction agent fees and commissions	269,458	615,682
Interest expense	201,135	–
Custodian and accounting agent fees	105,145	148,549
Audit and tax services	51,888	67,160
Shareholder communications	43,424	64,400
Trustees’ fees and expenses	19,560	33,760
Transfer agent fees	16,928	18,192
Legal fees	16,440	45,120
New York Stock Exchange listing fees	10,311	16,232
Insurance expense	6,706	14,471
Investor relations	5,520	5,980
Miscellaneous	22,800	6,992
Total expenses	2,900,795	5,815,625
Less: custody credits earned on cash balances	(49,945)	(63,261)
Net expenses	2,850,850	5,752,364
Net Investment Income	19,619,962	44,156,027
Realized and Change in Unrealized Gain (Loss): Net realized gain (loss) on:
Investments	667,328	1,047,938
Futures contracts	(1,977,701)	(4,975,995)
Options written	256,648	692,725
Swaps	(4,173,010)	(12,809,397)
Foreign currency transactions	(1,079,467)	(2,569,204)
Net change in unrealized appreciation/depreciation of:
Investments	3,833,530	10,804,475
Futures contracts	1,015,619	2,847,520
Options written	(154,297)	(426,886)
Swaps	11,159,492	23,162,955
Unfunded loan commitments	(108,314)	(129,357)
Foreign currency transactions	528,544	1,008,621
Net realized and change in unrealized gain on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	9,968,372	18,653,395
Net Increase in Net Assets Resulting from Investment Operations	29,588,334	62,809,422
Dividends on Preferred Shares from Net Investment Income	(5,364,568)	(12,296,607)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$24,223,766	$50,512,815

30 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Statements of Changes in Net Assets Applicable to Common Shareholders

	Floating Rate Income		Floating Rate Strategy
	Six months ended January 31, 2007 (unaudited)	Year ended July 31, 2006	Six months ended January 31, 2007 (unaudited)	For the period September 1, 2005 through July 31, 2006**	For the period October 29, 2004* through August 31, 2005
Investment Operations:
Net investment income	$ 19,619,962	$ 34,537,366	$ 44,156,027	$ 68,228,533	$ 36,347,687
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(6,306,202)	7,972,529	(18,613,933)	27,785,588	(4,489,982)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	16,274,574	(10,617,671)	37,267,328	(27,455,605)	17,359,332
Net increase in net assets resulting from investment operations	29,588,334	31,892,224	62,809,422	68,558,516	49,217,037
Dividends on Preferred Shares from Net Investment Income	(5,364,568)	(8,739,121)	(12,296,607)	(18,962,668)	(9,877,326)
Net increase in net assets applicable to common shareholders resulting from investment operations	24,223,766	23,153,103	50,512,815	49,595,848	39,339,711
Dividends and Distributions on Common Shareholders from:
Net investment income	(15,990,158)	(29,409,709)	(35,977,492)	(58,781,100)	(37,754,323)
Net realized gains	(4,410,852)	(528,103)	(17,803,004)	–	–
Total dividends and distributions to common shareholders	(20,401,010)	(29,937,812)	(53,780,496)	(58,781,100)	(37,754,323)
Capital Share Transactions:
Net proceeds from the sale of common stock	–	–	–	–	788,830,000
Preferred shares underwriting discount charged to paid-in capital in excess of par	–	–	–	–	(4,800,000)
Common stock and preferred shares offering costs charged to paid-in capital in excess of par	–	–	–	–	(1,912,898)
Reinvestment of dividends and distributions	1,455,340	826,247	8,541,495	2,462,222	5,291,463
Net increase from capital transactions	1,455,340	826,247	8,541,495	2,462,222	787,408,565
Total increase (decrease) in net assets applicable to common shareholders	5,278,096	(5,958,462)	5,273,814	(6,723,030)	788,993,953
Net Assets Applicable to Common Shareholders:
Beginning of period	345,749,627	351,708,089	782,370,931	789,093,961	100,008
End of period (including dividends in excess of net investment income of $(2,999,768) and $(1,265,004); $(9,107,763), $(4,989,691) and $(4,497,636); respectively)	$351,027,723	$345,749,627	$787,644,745	$782,370,931	$789,093,961
Common Shares Issued and Reinvested:
Issued	–	–	–	–	41,300,000
Issued in reinvestment of dividends and distributions	77,124	42,759	461,417	130,268	277,648
Net Increase	77,124	42,759	461,417	130,268	41,577,648

*   Commencement of operations

** Represents the eleven months ended July 31, 2006. Fiscal year-end was changed to July 31 from August 31.

See accompanying Notes to Financial Statements. | 1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 31

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Statement of Cash Flows For the six months ended January 31, 2007 (unaudited)

	Floating Rate Income	Floating Rate Strategy
Cash Flows provided by Operating Activities
Purchases of long-term investments	$(179,523,717)	$(397,414,996)
Proceeds from sales of long-term investments	154,675,672	363,715,525
Interest, dividends and facility and other fee income received	21,310,039	47,796,412
Net cash provided by options written	923,761	1,999,700
Net cash provided by (used for) swap transactions	1,811,241	(249,776)
Increase (decrease) in prepaid expenses	12,106	(8,272)
Operating expenses paid	(2,688,171)	(5,840,150)
Net cash used for futures transactions	(956,107)	(2,207,035)
Net realized loss on foreign currency transactions	(1,081,101)	(2,595,176)
Net decrease in short-term investments	15,587,463	62,589,112
Net cash provided by operating activities	10,071,186	67,785,344
Cash Flows from Financing Activities: Net borrowing of reverse repurchase agreements	9,100,000	1,397,250
Cash dividends paid (excluding reinvestment of dividends and distributions of $1,455,340 and $8,541,495, respectively)	(24,310,238)	(57,535,608)
Increase in dividends payable	79,412	202,856
Net cash used for financing activities	(15,130,826)	(55,935,502)
Net increase (decrease) in cash	(5,059,640)	11,849,842
Cash at beginning of period	8,580,408	10,935,829
Cash at end of period	3,520,768	22,785,671
Reconciliation of Net Increase (Decrease) in Net Assets from Investment Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	29,588,334	62,809,422
Decrease in payable for investments purchased	(22,908,579)	(23,264,898)
Decrease in receivable for investments sold	1,879,090	10,255,652
Increase in interest receivable	(774,024)	(1,431,562)
Increase in premium payable for swaps purchased	(23,278,293)	(13,987,057)
Increase in premium for swaps sold	29,271,447	26,598,517
Decrease in premium for options written	(152,047)	(465,592)
Increase (decrease) in prepaid expenses	12,106	(8,272)
Increase (decrease) in Investment Management fees payable	27,915	(1,020)
Increase in net unrealized appreciation on swaps	(11,159,492)	(23,162,955)
Decrease in unrealized depreciation on forward foreign currency contracts	(493,927)	(1,123,667)
Decrease in unrealized appreciation on unfunded loan commitments	108,314	129,357
Increase (decrease) in variation margin on futures contracts	5,975	(78,560)
Decrease in unrealized appreciation on options written	154,297	426,886
Decrease in accrued expenses	(66,371)	(86,767)
Decrease in deferred facility fees	(131,808)	(134,939)
Increase in interest payable on reverse repurchase agreements	201,135	—
Net decrease in investments	7,787,114	31,310,799
Net cash provided by operating activities	$ 10,071,186	$ 67,785,344

32 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements
January 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Floating Rate Income Fund (“Floating Rate Income”) and PIMCO Floating Rate Strategy Fund (“Floating Rate Strategy”), collectively referred to as the “Funds”, were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively.

Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Floating Rate Income and Floating Rate Strategy had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG, a publicly traded insurance and financial services company. The Funds have an unlimited amount of $0.0001 par value common stock authorized.

Floating Rate Strategy issued 37,000,000 shares of common stock in its initial public offering. An additional 4,300,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $20.00 per share before an underwriting discount of $0.90 per share. Common offering costs of $1,339,026 (representing $0.032 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common share offering costs (other than the sales load) and organizational expenses of approximately $25,000 exceeding $0.04 per common share. In addition, the underwriters’ commission and offering costs associated with the issuance of Preferred Shares in the amounts of $4,800,000 and $573,872, respectively, have been charged to paid-in capital in excess of par.

The Funds’ investment objective is to seek high current income, consistent with the preservation of capital by investing primarily in floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Funds’ investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by January 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 33

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements
January 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Funds’ investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value pursuant to procedures approved by the Funds’ Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset value is determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility and other fee income (such as origination fees) received by the Funds are amortized as income over the expected term of the loan. Commitment fees received by the Funds relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions – Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

34 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements
January 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Senior Loans

The Funds purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) Option Transactions

The Funds may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(h) Interest Rate/Credit Default Swaps

The Funds may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage. As a seller in the credit default swap contract, the Funds would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 35

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements
January 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received (paid) by the Funds are included as part of realized gain (loss) and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statements of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

36 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements
January 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Funds may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(m) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended January 31, 2007 for Floating Rate Income and Floating Rate Strategy was $9,100,000 at a weighted average interest rate of 5.45% and $1,397,250 at a weighted average interest rate of zero, respectively.

(n) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(o) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 37

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements
January 31, 2007 (unaudited)

2. Investment Manager/Sub-Adviser

The Funds have an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Funds’ average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities, other than liabilities representing leverage).

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (“the Sub-Adviser”), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of Floating Rate Income’s and Floating Rate Strategy’s average weekly total managed assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through August 31, 2008 and October 31, 2008, respectively. Commencing September 1, 2008 for Floating Rate Income and November 1, 2008 for Floating Rate Strategy, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of the Funds’ average weekly total managed assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

3. Investments in Securities

For the six months ended January 31, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were:

	Floating Rate Income	Floating Rate Strategy
Purchases	$154,109,167	$349,722,653
Sales	152,794,564	354,476,859

(a) Futures contracts outstanding at January 31, 2007:

Floating Rate Income: Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Financial Future Euro—90 day	1,473	$349,230	12/17/07	$(1,546,414)
Short: U.S. Treasury Notes 5 yr. Futures	(250)	26,133	3/30/07	308,594
U.S. Treasury Notes 10 yr. Futures	(514)	54,870	3/21/07	1,092,370
				$(145,450)

Floating Rate Strategy: Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Financial Future Euro—90 day	3,759	$891,212	12/17/07	$(3,900,091)
Short: U.S. Treasury Notes 5 yr. Futures	(550)	57,492	3/30/07	678,906
U.S. Treasury Notes 10 yr. Futures	(1,011)	107,924	3/21/07	2,086,710
				$(1,134,475)

38 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

3. Investments in Securities (continued)

(b) Transactions in options written for the six months ended January 31, 2007:

Floating Rate Income:	Contracts	Premiums
Options outstanding, July 31, 2006	2,308	$692,100
Options written	4,338	923,760
Options terminated in closing purchase transactions	(5,148)	(1,075,807)
Options outstanding, January 31, 2007	1,498	$540,053

Floating Rate Strategy:	Contracts/Notional	Premiums
Options outstanding, July 31, 2006	17,204,999	$1,637,161
Options written	9,400	1,999,700
Options terminated in closing purchase transactions	(17,211,151)	(2,465,292)
Options outstanding, January 31, 2007	3,248	$1,171,569

(c) Credit default swaps contracts outstanding at January 31, 2007:

Floating Rate Income:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Abitibi-Consolidated	$2,000	6/20/08	2.95%	$54,012
AES	1,000	12/20/07	1.50%	9,851
Allied Waste North America	600	9/20/09	2.75%	28,938
Bombardier	1,400	6/20/10	3.80%	122,598
Dow Jones CDX High Yield	10,000	12/20/11	3.25%	82,540
Williams Cos.	875	9/20/09	2.05%	34,683
Bear Stearns
Abitibi-Consolidated	2,500	6/20/07	1.65%	13,246
Georgia-Pacific	700	9/20/09	1.24%	15,624
Host Marriot	700	9/20/09	1.95%	26,647
MGM	1,500	9/20/09	1.92%	48,416
Citigroup
AES	5,000	6/20/08	1.17%	38,281
Allied Waste North America	1,500	9/20/07	2.18%	22,289
Crown European Holdings	1,500	9/20/07	2.38%	24,739
Host Marriot	900	9/20/07	1.90%	12,042
Owens-Brockway Glass Containers	3,000	9/20/07	2.05%	41,528
Starwood Hotels & Resorts Worldwide	1,500	9/20/07	1.20%	11,912
Credit Suisse First Boston
AES	900	9/20/09	3.85%	64,713
Allied Waste North America	875	9/20/09	2.46%	35,667
Delhaize America	875	9/20/09	1.40%	25,374
Intelsat Bermuda	3,000	3/20/10	3.21%	162,361
Samis	2,640	9/20/08	2.45%	43,872
Deutsche Bank
Dow Jones CDX High Yield	20,000	12/20/11	3.25%	739,735
Federation of Russia	3,000	6/20/07	0.44%	4,321
SoftBank	¥392,000	9/20/07	2.30%	39,643

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 39

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs
HCA	$1,000	12/20/07	0.75%	$3,978
Royal Caribbean Cruises	3,500	12/20/13	1.33%	30,393
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	9,258
TRW Automotive	875	9/20/09	2.15%	30,502
JPMorgan Chase
AES	1,500	9/20/07	2.15%	19,358
Electronic Data Systems	1,000	12/20/07	1.30%	11,230
Nortel Network	1,300	9/20/07	1.43%	11,876
Tenet Healthcare	5,000	12/20/07	(3.20)%	(120,222)
Tenet Healthcare	5,000	12/20/09	4.15%	297,120
Lehman Securities
Dow Jones CDX High Yield	10,000	12/20/11	3.25%	76,289
Six Flags Theme Parks	1,000	3/20/10	2.70%	(18,242)
Merrill Lynch
SPX Corp.	900	9/20/09	2.25%	37,360
Williams Cos.	700	9/20/09	1.71%	21,610
Morgan Stanley Dean Witter
Georgia-Pacific	900	9/20/09	1.63%	27,893
				$2,141,435

Floating Rate Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Abitibi-Consolidated	$5,000	6/20/08	2.95%	$135,030
Bombardier	3,500	6/20/10	3.80%	306,495
Dow Jones CDX High Yield	40,000	12/20/11	3.25%	330,158
Royal Caribbean Cruises	5,000	12/20/09	1.12%	96,309
Williams Cos.	5,000	12/20/09	1.65%	153,100
Barclays Bank
Dynergy Holdings	6,000	3/20/12	2.15%	22,519
Qwest Holding	5,000	3/20/12	1.50%	(2,736)
Solectron	5,000	3/20/12	2.85%	(36,563)
Bear Stearns
Abitibi-Consolidated	2,500	6/20/07	1.65%	13,246
Allied Waste North America	1,500	12/20/07	1.85%	23,869
ArvinMeritor	1,500	12/20/07	1.14%	8,100
Dynergy Holdings	1,500	12/20/09	2.35%	49,897
MGM	5,000	12/20/09	1.54%	114,018
Smurfit Stone Container	1,500	12/20/09	1.76%	17,225
Smurfit Stone Container	5,000	12/20/09	1.87%	72,696

40 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Citigroup
AES	$10,000	6/20/08	1.17%	$76,563
Ford Motor Credit	6,000	3/20/12	2.38%	(20,864)
Host Marriot	5,000	12/20/09	1.70%	165,770
NRG Energy	6,000	3/20/12	1.70%	3,683
Reliant Energy	5,000	12/20/09	3.20%	291,778
RH Donnelley	6,000	3/20/12	1.84%	3,987
Credit Suisse First Boston
Equistar Chemicals	5,000	12/20/09	2.25%	231,429
Intelsat Bermuda	7,000	3/20/10	3.21%	378,842
ITRAXX Europe Crossover	€7,400	6/20/11	2.90%	491,817
Samis	$2,600	12/20/09	2.15%	36,354
Samis	1,200	9/20/08	2.45%	17,320
Deutsche Bank
Dow Jones CDX High Yield	35,000	12/20/11	3.25%	1,294,536
Federation of Russia	7,000	6/20/07	0.44%	10,081
SoftBank	¥850,000	9/20/07	2.30%	85,961
Goldman Sachs
Ford Motor Credit	$13,000	3/20/12	2.54%	43,970
Freescale	4,000	3/20/12	2.67%	(21,359)
Royal Caribbean Cruises	6,500	12/20/13	1.33%	56,445
Tenet Healthcare	6,000	3/20/12	3.47%	10,529
JPMorgan Chase
Nortel Network	3,100	9/20/07	1.43%	28,320
NRG Energy	5,000	12/20/09	2.20%	177,638
Owens-Brockway Glass Containers	5,000	12/20/11	2.09%	147,226
Lehman Securities
Bon Ton	4,000	3/20/12	4.05%	5,400
Celestica	5,000	3/20/12	2.85%	(113,322)
Dow Jones CDX High Yield	40,000	12/20/11	3.25%	305,158
Georgia-Pacific	5,000	12/20/11	1.65%	64,775
Hayes Lemmerz International	5,000	12/20/09	2.50%	163,357
HCA	5,000	12/20/09	1.55%	12,213
PanAmSat	3,000	12/20/09	3.00%	185,169
Qwest Holding	13,000	3/20/12	1.55%	24,903
Six Flags Theme Parks	4,000	3/20/10	2.70%	(72,967)
Smurfit Stone Container	3,000	12/20/09	1.85%	41,951
Station Casinos	5,000	12/20/09	1.45%	99,910
TRW Automotive	5,000	12/20/09	2.05%	162,535
Merrill Lynch
AES	3,000	12/20/09	2.60%	120,527
ArvinMeritor	4,500	12/20/09	2.25%	66,022
Chesapeake Energy	5,000	12/20/09	1.30%	96,569
CMS Energy	1,500	12/20/09	1.85%	61,766
Delhaize America	5,000	12/20/09	1.07%	105,801
Naftogaz Ukrainy	3,000	4/20/09	3.30%	(56,820)
Toys “R” Us	5,000	12/20/09	3.20%	94,979

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 41

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

3. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Morgan Stanley Dean Witter
Hanesbrands	$2,000	3/20/12	0.90%	$400
Wachovia Securities
Ford Motor Credit	5,000	12/20/09	2.14%	(150,872)
GMAC	5,000	12/20/09	2.26%	(1,787)
				$6,029,056

(d) Interest rate swap agreements outstanding at January 31, 2007:

Floating Rate Income:			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank	$290,000	6/21/25	3 month LIBOR	5.70%	$7,704,414
Barclays Bank	578,000	6/21/25	5.70%	3 month LIBOR	–
Deutsche Bank	59,700	12/19/08	3 month LIBOR	5.00%	(156,557)
Deutsche Bank	57,200	12/19/08	3 month LIBOR	5.00%	(188,931)
Goldman Sachs	22,300	12/19/08	3 month LIBOR	5.00%	(70,020)
Lehman Securities	18,500	6/20/17	5.00%	3 month LIBOR	643,343
UBS Securities	4,900	12/19/08	3 month LIBOR	5.00%	(14,111)
UBS Securities	170,000	6/21/25	3 month LIBOR	5.70%	(3,515,852)
UBS Securities	115,000	6/21/25	3 month LIBOR	5.70%	3,532,777
					$7,935,063

Floating Rate Strategy:			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank	$265,000	6/21/25	3 month LIBOR	5.70%	$7,040,240
Barclays Bank	526,700	6/21/25	5.70%	3 month LIBOR	–
Deutsche Bank	93,500	12/19/08	3 month LIBOR	5.00%	(308,830)
Deutsche Bank	97,300	12/19/08	3 month LIBOR	5.00%	(255,160)
Goldman Sachs	36,300	12/19/08	3 month LIBOR	5.00%	(113,979)
Lehman Securities	30,300	6/20/17	5.00%	3 month LIBOR	1,053,692
Lehman Securities	630,000	12/18/24	5.77%	3 month LIBOR	(26,166,960)
Lehman Securities	613,000	12/18/24	3 month LIBOR	5.70%	17,482,737
UBS Securities	8,000	12/19/08	3 month LIBOR	5.00%	(23,039)
UBS Securities	255,000	6/21/25	3 month LIBOR	5.70%	7,833,548
					$6,542,249

€—Euro
¥—Japanese Yen
LIBOR—London Interbank Offered Rate

Floating Rate Income and Floating Rate Strategy received $750,000 and $1,250,000 par value, respectively, in U.S. Treasury Bills as collateral for swap contracts.

42 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

3. Investments in Securities (continued)

(e) Forward foreign currency contracts outstanding at January 31, 2007:

Floating Rate Income:	U.S. $ Value on Origination Date	U.S. $ Value January 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
€7,000,000 settling 2/27/07	$9,082,300	$9,107,696	$25,396
¥391,000,000 settling 2/15/07	3,350,242	3,239,076	(111,166)
6,714,000,000 Swiss Franc settling 3/6/07	5,630,836	5,396,866	(233,970)

Sold:
€47,076,000 settling 2/27/07	61,109,003	61,250,557	(141,554)
¥390,163,371 settling 2/15/07	3,237,000	3,232,145	4,855
£1,493,000 settling 2/22/07	2,885,133	2,922,338	(37,205)
10,071,000 Swiss Franc settling 3/6/07	8,423,243	8,095,299	327,942
			$(165,702)

Floating Rate Strategy:	U.S. $ Value on Origination Date	U.S. $ Value January 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:
€9,002,000 settling 2/27/07	$11,675,054	$11,712,497	$37,443
¥885,500,000 settling 2/15/07	7,587,312	7,335,555	(251,757)

Sold:
€110,914,000 settling 2/27/07	144,017,668	144,310,144	(292,476)
¥869,882,277 settling 2/15/07	7,217,000	7,206,176	10,824
£2,985,000 settling 2/22/07	5,768,333	5,842,719	(74,386)
			$(570,352)

£—British Pound
€—Euro
¥—Japanese Yen

(f) Open reverse repurchase agreements at January 31, 2007:

Floating Rate Income:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	5.45%	9/8/06	4/25/08	$ 9,301,135	$9,100,000

Floating Rate Strategy:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	0.00%	1/4/07	1/2/09	$ 1,397,250	$4,500,000

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 43

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

3. Investments in Securities (continued)

Collateral for open reverse repurchase agreements at January 31, 2007 as reflected in the schedule of investments:

Floating Rate Income:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Securities	Ford Motor Credit Co.	8.371%	11/2/07	$10,000,000	$10,146,590

Floating Rate Strategy:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Securities	Dura Operating Corp.	8.625%	4/15/12	$4,500,000	$1,400,625

(g) At January 31, 2007, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Floating Rate Income	Floating Rate Strategy
Eastman Kodak	$2,509,933	$5,019,865
Host Marriott L.P. Revolver A	1,007,603	1,007,603
Host Marriott L.P. Revolver B	1,627,391	1,627,391
Lucite International	446,047	787,143
	$5,590,974	$8,442,002

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Floating Rate Income	$558,584,526	$8,454,244	$ 547,526	$ 7,906,718
Floating Rate Strategy	1,266,596,079	17,001,102	1,731,353	15,269,749

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended January 31, 2007, Floating Rate Income and Floating Rate Strategy received $1,807,327 and $4,142,763, respectively, from swap agreements which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

5. Auction Preferred Shares

Floating Rate Income has issued 2,800 shares of Preferred Shares Series T, 2,800 shares of Preferred Shares Series W, 2,800 shares of Preferred Shares Series TH, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Floating Rate Strategy has issued 3,840 shares of Preferred Shares Series M, 3,840 shares of Preferred Shares Series T, 3,840 shares of Preferred Shares Series W, 3,840 shares of Preferred Shares Series TH, and 3,840 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

44 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended January 31, 2007, the annualized dividend rates ranged from:

	High	Low	At January 31, 2007
Floating Rate Income
Series T	5.30%	4.85%	4.85%
Series W	5.30%	4.75%	5.00%
Series TH	5.32%	4.90%	5.00%
Floating Rate Strategy
Series M	5.31%	4.88%	4.90%
Series T	5.32%	4.93%	4.95%
Series W	5.15%	4.90%	5.00%
Series TH	5.26%	4.90%	5.00%
Series F	5.31%	4.84%	4.95%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On February 2, 2007, the following dividends were declared to common shareholders payable March 2, 2007 to shareholders of record on February 12, 2007:

Floating Rate Income	$0.14768 per common share
Floating Rate Strategy	$0.14351 per common share

On March 2, 2007, the following dividends were declared to common shareholders payable April 5, 2007 to shareholders of record on March 12, 2007:

Floating Rate Income	$0.14729 per common share
Floating Rate Strategy	$0.14312 per common share

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 45

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds
Notes to Financial Statements

January 31, 2007 (unaudited)

7. Legal Proceedings (continued)

Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund. The foregoing speaks only as of the date hereof.

8. Corporate Changes:

On September 17, 2006, the Fund’s Board of Trustees appointed William B. Ogden IV as a Class I Trustee. On October 10, 2006, David C. Flattum, an interested Trustee, resigned. On December 12, 2006, the Fund’s Board of Trustees appointed John C. Maney, as a Class III (interested) Trustee, and appointed Hans W. Kertess as Chairman of the Board of Trustees, effective January 1, 2007.

46 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07

PIMCO Floating Rate Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months				For the period
	ended				August 29, 2003*
	January 31, 2007		Year ended July 31,		through
	(unaudited)		2006	2005	July 31, 2004
Net asset value, beginning of period	$19.14		$19.51	$19.38	$19.35	**
Investment Operations:
Net investment income	1.08		1.91	1.36	0.71
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.55		(0.14)	0.39	0.39
Total from investment operations	1.63		1.77	1.75	1.10
Dividends on Preferred Shares from Net Investment Income	(0.30)		(0.48)	(0.29)	(0.11)
Net increase in net assets applicable to common shareholders resulting from investment operations	1.33		1.29	1.46	0.99
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.88)		(1.63)	(1.19)	(0.78)
Net realized gains	(0.24)		(0.03)	(0.14)	–
Total dividends and distributions to common shareholders	(1.12)		(1.66)	(1.33)	(0.78)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–	(0.04)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	–	(0.14)
Total capital share transactions	–		–	–	(0.18)
Net asset value, end of period	$19.35		$19.14	$19.51	$19.38
Market price, end of period	$20.78		$20.02	$18.75	$20.47
Total Investment Return (1)	10.02%		16.53%	(2.05)%	6.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$351,028		$345,750	$351,708	$346,749
Ratio of expenses to average net assets (2)(3)	1.66	%(4)	1.53%	1.52%	1.36	%(4)
Ratio of net investment income to average net assets (2)	11.23	%(4)	9.91%	6.93%	4.04	%(4)
Preferred shares asset coverage per share	$66,766		$66,133	$66,856	$66,274
Portfolio turnover	28%		64%	83%	94%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.65 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).
(4)	Annualized.

See accompanying Notes to Financial Statements. | 1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 47

PIMCO Floating Rate Strategy Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months		For the period
	ended	Eleven Months	October 29, 2004*
	January 31, 2007	ended	through
	(unaudited)	July 31, 2006†	August 31, 2005
Net asset value, beginning of period	$18.76	$18.98	$19.10 **
Investment Operations:
Net investment income	1.05	1.64	0.88
Net realized and uchange in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	0.44	– ††	0.31
Total from investment operations	1.49	1.64	1.19
Dividends on Preferred Shares from Net Investment Income	(0.29)	(0.45)	(0.24)
Net increase in net assets applicable to common shareholders resulting from investment operations	1.20	1.19	0.95
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.86)	(1.41)	(0.91)
Net realized gains	(0.42)	–	–
Total dividends and distributions to common shareholders	(1.28)	(1.41)	(0.91)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–	–	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–	–	(0.13)
Total capital share transactions	–	–	(0.16)
Net asset value, end of period	$18.68	$18.76	$18.98
Market price, end of period	$19.36	$18.87	$18.21
Total Investment Return (1)	9.84%	11.77%	(4.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$ 787,645	$ 782,371	$ 789,094
Ratio of expenses to average net assets (2)(3)(4)	1.47%	1.47%	1.35%
Ratio of net investment income to average net assets (2)(4)	11.18%	9.51%	5.57%
Preferred shares asset coverage per share	$ 66,002	$ 65,722	$ 66,084
Portfolio turnover	28%	60%	47%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
†	Fiscal year-end changed from August 31 to July 31.
††	Less than $0.005 per share.
(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).
(4)	Annualized.

48 PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report | 1.31.07 | See accompanying Notes to Financial Statements.

PIMCO Floating Rate Income/PIMCO Floating Rate Strategy Funds Annual Shareholders
January 31, 2007 (unaudited)	Meeting Results

The Fund held their annual meeting of shareholders on December 14, 2006. Common/Preferred shareholders of Floating Rate Income voted to re-elect R. Peter Sullivan III as Class III Trustee and to elect William B. Ogden, IV as Class I Trustees to serve until 2009 and 2007 respectively. Common/Preferred shareholders of Floating Rate Strategy voted to re-elect R. Peter Sullivan III and to elect William B. Ogden, IV as Class II and Class I Trustees respectively also John J. Dalessandro, ll as Class II Trustee to serve until 2009, 2008, and 2009 respectively.

The resulting vote count is indicated below:

	Affirmative	Withhold Authority
Floating Rate Income:
Re-election of R. Peter Sullivan III	14,172,080	130,227
Election of William B. Ogden, IV	14,168,141	134,166
Floating Rate Strategy:
Re-election of R. Peter Sullivan III	30,711,746	370,039
Election of William B. Ogden, IV	30,719,186	362,599
Re-election of John J. Dalessandro, II*	12,165	35

Messrs. Robert E. Connor, John C. Maney and Paul Belica continue to serve as Trustees of the Funds.

*  Preferred Shares Trustee

1.31.07 | PIMCO Floating Rate Income & PIMCO Floating Rate Strategy Funds Semi-Annual Report 49

Trustees and Principal Officers

Hans W. Kertess Trustee, Chairman of the Board of Trustees	Brian S. Shlissel President & Chief Executive Officer
Paul Belica Trustee	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Robert E. Connor Trustee	Scott Whisten Assistant Treasurer
John J. Dalessandro II Trustee	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John C. Maney Trustee	Youse E. Guia Chief Compliance Officer
William B. Ogden, IV Trustee	Kathleen A. Chapman Assistant Secretary
R. Peter Sullivan III Trustee	William Healy Assistant Secretary
Richard Kirk Assistant Secretary
Lagan Srivastava Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Income Fund and PIMCO Floating Rate Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

On January 8, 2007, the Funds submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

PERIOD	TOTAL NUMBER PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
August 2006	N/A	18.78	62,109	N/A
September 2006	N/A	18.78	60,734	N/A
October 2006	N/A	18.75	61,358	N/A
November 2006	N/A	N/A	N/A	N/A
December 2006	N/A	18.63	113,652	N/A
January 2007	N/A	18.54	163,564	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)   The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the accounting treatment in connection with the Registrant’s ability to participate in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”) were not effective.

Although the Registrant has not invested in these types of securities, the Registrant’s Management is taking such future actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b)   There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting. However as discussed above, subsequent to January 31, 2007, the Registrant is enhancing controls related to the accounting treatment of transfers of certain inverse floater securities.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: April 09, 2007

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: April 09, 2007

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 09, 2007